Commitments and Contingencies (Tables)	12 Months Ended
Dec. 31, 2021
Commitments and Contingencies [Abstract]
Schedule of balance sheet information related to leases
	December 31,
	2021	2020
	U.S. Dollars (in thousands)

Cost:
ROU assets – opening balance	3,014	2,471
ROU assets – additions	2,546	831
ROU assets – disposals	(591)	(288)
	4,969	3,014

Less accumulated depreciation	2,037	1,599

	2,932	1,415
	December 31,
	2021	2020
	U.S. Dollars (in thousands)

Other current liabilities	1,018	736
Other long-term liabilities	1,914	679

Total lease liabilities	2,932	1,415

Schedule of minimum future rental payments
Year ended December 31,	U.S. Dollars (in thousands)

2022	1,091
2023	802
2024	557
2025	429
2026	165
3,044

Less imputed interest	112

Total lease liabilities	2,932